Consolidated and Combined Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income (loss)	$ 86.5	$ (310.7)	$ (47.9)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation and amortization	296.0	318.4	254.4
Change in deferred income taxes	(60.7)	(13.4)	(5.9)
Stock-based compensation expense	26.0	25.0	20.4
Asset impairment charges	120.5	110.6	98.3
Gain on sale of assets	(0.8)	(19.6)	0.0
Other non-cash operating activities, net	49.0	10.0	6.0
Other changes in operating assets and liabilities, net of acquisitions and divestitures:
Receivables	(122.0)	48.4	(80.7)
Inventories	(20.1)	(39.0)	(89.1)
Other assets	(3.2)	52.5	(36.7)
Accounts payable and other liabilities	116.1	(8.4)	37.1
Net Cash Provided by Operating Activities	487.3	173.8	155.9
Cash Flows from Investing Activities
Purchases of property and equipment	(134.5)	(98.6)	(110.3)
Disposals of property and equipment	9.4	37.6	7.4
Cash paid for acquisitions, net of cash acquired	0.0	(882.1)	(45.0)
Other investing activities, net	(1.9)	(21.5)	(34.2)
Net Cash Used for Investing Activities	(127.0)	(964.6)	(182.1)
Cash Flows from Financing Activities
Proceeds from issuance of long-term debt (Note 9)	2,500.0	0.0	0.0
Repayments of borrowings	(7.5)	0.0	0.0
Proceeds from issuance of common stock (Note 1)	1,659.7	0.0	0.0
Debt issuance costs	(24.5)	0.0	0.0
Consideration paid to Lilly in connection with the Separation (Note 1)	(3,991.3)	0.0	0.0
Other financing activities, net	(17.2)	(0.8)	0.0
Other net transactions with Lilly	(154.4)	848.3	(149.6)
Net Cash Provided by (Used for) Financing Activities	(35.2)	847.5	(149.6)
Effect of exchange rate changes on cash and cash equivalents	29.0	7.9	(26.0)
Net increase in cash, cash equivalents and restricted cash	354.1	64.6	(201.8)
Cash, cash equivalents and restricted cash at beginning of period	323.4	258.8	460.6
Cash, cash equivalents and restricted cash at end of period	677.5	323.4	258.8
Cash, cash equivalents and restricted cash at end of period	$ 323.4	$ 258.8	$ 460.6